STOCK BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION PLANS
NOTE 18 - STOCK BASED COMPENSATION  PLANS

The SBT Bancorp, Inc. 1998 Stock Plan (“1998 Plan”) provided for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 142,000 shares of common stock of the Company.  Options granted under the 1998 Plan may have been either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options (“NQOs”) which do not qualify as ISOs.  Effective March 17, 2009, no additional restricted stock awards or stock options may be granted under the 1998 Plan.

On May 10, 2011, the stockholders of SBT Bancorp, Inc. approved the SBT Bancorp, Inc. 2011 Stock Award and Option Plan (“2011 Plan”).  The 2011 Plan provides for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 100,000 shares of common stock of the Company.  Options granted under the 2011 Plan may be either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options (“NQOs”) which do not qualify as ISOs.

The exercise price for shares covered by an ISO may not be less than 100% of the fair market value of common stock on the date of grant.  All options must expire no later than ten years from the date of grant.

During 2012 and 2011, the Company granted 10,570 shares and 11,620 shares, respectively, of restricted stock with an award value of $251,000 and $235,000, respectively, or $23.75 and $20.22 per share, respectively.  The restricted shares vest over a three year period.  During 2012 and 2011, the Company recognized compensation expense related to the restricted shares awarded in the amounts of $82,000 and $29,000, respectively.  The recognized tax benefit related to this expense was $28,000 in 2012 and $10,000 in 2011.

A summary of the status of the restricted stock awards as of December 31 and changes during the years ending on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Non-vested restricted stock awards
at beginning of year	11,206	$23.75	-	$-
Restricted shares granted	10,570	20.22	11,620	23.75
Shares vested	(3,734)	23.75	-	-
Forfeited	-	-	(414)	23.75
Non-vested restricted stock awards
at end of year	18,042	$20.33	11,206	$23.75

As of December 31, 2012, the unrecognized share-based compensation expense related to the non-vested restricted stock awards was $367,000.  This amount is expected to be recognized over a weighted average period of 2.5 years.

The Company did not grant any stock options in 2012 and 2011.

A summary of the status of the Company’s stock option plans as of December 31 and changes during the years ended on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	32,811	$30.07	49,875	$30.21
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(1,311)	15.65	(17,064)	30.48
Outstanding at end of year	31,500	30.67	32,811	30.07

Options exercisable at year-end	31,500	$30.67	32,811	$30.07
Weighted-average fair value of
options granted during the year	N/A		N/A

The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
		Weighted-Average
	Number	Remaining	Number
Exercise Price	Outstanding	Contractual Life	Exercisable	Exercise Price
$31.50	21,000	2.97 years	21,000	$31.50
29.00	10,500	3.48 years	10,500	29.00
$30.67	31,500	3.14 years	31,500	$30.67

As of December 31, 2012, compensation costs related to stock options granted under the Plans have been fully recognized.  There were no shares that vested during the years ended December 31, 2012 and 2011.